UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                 PLACECITYWASHINGTON, STATED.C. POSTALCODE20549

                                    FORM 13F

                               Form 13F Cover Page


Report  for  the  Calendar  Year  or  Quarter  Ended:     December  31, 2006
                                                          -------------------

Check  here  if  Amendment  ;  Amendment  Number:_____
   This  Amendment  (check  only  one):    [ ]is a restatement.
                                           [ ]adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Hershey Foods Corporation - Master Retirement Trust
          ---------------------------------------------------------
Address:  100 Crystal A Drive
          ---------------------------------------------------------
          Hershey, PA 17033
          ---------------------------------------------------------

Form  13F  File  Number:     28-11011
                             --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:     James  G.  Nolan
          ----------------------------------------------------------------------
Title:     Assistant  Treasurer  and  Director,  Benefit  Plan  Asset Management
           ---------------------------------------------------------------------
Phone:     717  534  7019
           --------------

Signature,  Place  and  Date  of  Signing:

/s/  James  G.  Nolan        Hershey,  Pennsylvania    February  1,  2007
---------------------        ----------------------    ------------------
    [Signature]                   [City, State]         [Date]

Report  Type  (Check  only  one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page
Form 13F Information Table Entry Total:  0008
Form 13F Information Table Value Total:  65,367

T-NARR-SH-132

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT     ------VOTING AUTHORITY--
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-  SOLE  SHARED  NONE
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108     2970       27 SH       SOLE                     27
ISHARES TR RUSSELL 1000 INDEX  COM              464287622    14014   182500 SH       SOLE                 182500
MFC ISHARES TR RUSSELL 1000 GR COM              464287614    20735   377000 SH       SOLE                 377000
MFC ISHARES TR RUSSELL 1000 VA COM              464287598    17505   211900 SH       SOLE                 211900
MFC ISHARES TR RUSSELL 2000 GR COM              464287648      315     4000 SH       SOLE                   4000
MFC ISHARES TR RUSSELL 2000 IN COM              464287655      843    10800 SH       SOLE                  10800
MFC ISHARES TR RUSSELL 2000 VA COM              464287630     1192    14900 SH       SOLE                  14900
REPORT SUMMARY               0008 DATA RECORDS               65367         0000 OTHER MANAGER ON WHOSE  BEHALF
REPORT IS FILED